Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Disclosure of share repurchase and secondary offering [Table Text Block]
Company	Settlement	Quarter	Value

Victoria Gold Corp. (associate)	Cash	Third	$71.4 million
Dalradian Resources Inc. (other investment)	Cash	Second	$58.1 million
Aquila Resources Inc. (associate)	Transfer	Second	$9.7 million
Highland Copper Company Inc. (associate)	Transfer	Second	$3.0 million
Other investments	Transfer	Second	$32.4 million

$174.6 million

Disclosure of dividends [Table Text Block]
Declaration date	Dividend per share	Record date	Payment date	Dividend payable	Dividend reinvestment plan(i)
	$			$

February 20, 2019	0.05	March 29, 2019	April 15, 2019	7,757,000	5,087,058
May 1, 2019	0.05	June 28, 2019	July 15, 2019	7,145,000	8,157,756
July 31, 2019	0.05	September 30, 2019	October 15, 2019	7,200,000	5,672,755
November 6, 2019	0.05	December 31, 2019	January 15, 2020	7,874,000	6,666,723
	0.20			29,976,000

February 16, 2018	0.05	March 30, 2018	April 16, 2018	7,811,000	27,302,917
May 3, 2018	0.05	June 29, 2018	July 16, 2018	7,811,000	8,097,787
August 2, 2018	0.05	September 28, 2018	October 15, 2018	7,812,000	28,065,085
November 6, 2018	0.05	December 31, 2018	January 15, 2019	7,779,000	29,627,597
Year 2018	0.20			31,213,000

(i) Number of common shares held by shareholders participating to the dividend reinvestment plan described below.

Disclosure of objectives, policies and processes for managing capital [Table Text Block]
	December 31,	December 31,
	2019	2018
	$	$
Long-term debt	349,042	352,769
Total equity	1,493,446	1,771,595
Undrawn revolving credit facility(i)	380,518	320,000
	2,223,006	2,444,364

(i) Excluding the potential additional available credit (accordion) of $100.0 million as at December 31, 2019 and 2018 (Note 19).